Derivative Financial Instruments - Summary of Maturity Dates of Net-settled Derivative Financial Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	£ 329	£ 210
Liabilities Outflow	469	125
Interest Rate Swaps | Within One Year
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	44	53
Liabilities Outflow	44	40
Interest Rate Swaps | Between One and Two Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	25	48
Liabilities Outflow	39	19
Interest Rate Swaps | Between Two and Three Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	25	45
Liabilities Outflow	39	15
Interest Rate Swaps | Between Three and Four Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	10	26
Liabilities Outflow	21	13
Interest Rate Swaps | Between Four and Five Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	43	23
Liabilities Outflow	63	15
Interest Rate Swaps | Beyond Five Years
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets Inflow	182	15
Liabilities Outflow	£ 263	£ 23